Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [member]	Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Other components of equity [member]	Total attributable to owners of the Controlling Company [member]	Non-controlling interest [member]
Beginning balance (As previously reported [member]) at Dec. 31, 2015	₩ 12,156,131	₩ 1,564,499	₩ 1,440,258	₩ 9,049,971	₩ 13,870	₩ (1,232,863)	₩ 10,835,735	₩ 1,320,396
Beginning balance (Adjusted [member]) at Dec. 31, 2015	97,496			97,496			97,496
Beginning balance at Dec. 31, 2015	12,253,627	1,564,499	1,440,258	9,147,467	13,870	(1,232,863)	10,933,231	1,320,396
Comprehensive income
Profit for the year | As previously reported [member]	795,117
Profit for the year	831,845			745,090			745,090	86,755
Changes in value of available-for-sale financial assets	7,085				1,691		1,691	5,394
Remeasurements of net defined benefit liability	4,213			8,531			8,531	(4,318)
Shares of remeasurement gain (loss) of associates and joint ventures	116			94			94	22
Shares of other comprehensive income (losses) of joint ventures and associates	(602)				(571)		(571)	(31)
Valuation gains (losses) on cashflow hedge	(11,075)				(11,075)		(11,075)
Exchange differences on translation of foreign operations	(5,407)				(5,347)		(5,347)	(60)
Total comprehensive income for the year | As previously reported [member]	789,447
Total comprehensive income for the year	826,175			753,715	(15,302)		738,413	87,762
Transactions with equity holders
Dividends paid by the Controlling Company	(122,425)			(122,425)			(122,425)
Dividends paid to non-controlling interest of subsidiaries	(61,674)							(61,674)
Changes in consolidation scope	(4,181)					11,369	11,369	(15,550)
Change in ownership interest in subsidiaries				(50)		50
Appropriation of loss on disposal of treasury stock	21,769							21,769
Others	3,651					3,510	3,510	141
Subtotal	(162,860)			(122,475)		14,929	(107,546)	(55,314)
Ending balance at Dec. 31, 2016	12,916,942	1,564,499	1,440,258	9,778,707	(1,432)	(1,217,934)	11,564,098	1,352,844
Comprehensive income
Profit for the year	546,341			461,559			461,559	84,782
Changes in value of available-for-sale financial assets	(4,215)				(1,433)		(1,433)	(2,782)
Remeasurements of net defined benefit liability	(83,962)			(80,711)			(80,711)	(3,251)
Shares of remeasurement gain (loss) of associates and joint ventures	(115)			(116)			(116)	1
Shares of other comprehensive income (losses) of joint ventures and associates	10,280				10,148		10,148	132
Valuation gains (losses) on cashflow hedge	30,846				30,846		30,846
Exchange differences on translation of foreign operations	(21,122)				(7,144)		(7,144)	(13,978)
Total comprehensive income for the year	478,053			380,732	32,417		413,149	64,904
Transactions with equity holders
Dividends paid by the Controlling Company	(195,977)			(195,977)			(195,977)
Dividends paid to non-controlling interest of subsidiaries	(47,162)							(47,162)
Changes in consolidation scope	250							250
Change in ownership interest in subsidiaries	26,683					5,441	5,441	21,242
Appropriation of loss on disposal of treasury stock				(2,312)		2,312
Others	4,565					4,879	4,879	(314)
Subtotal	(211,641)			(198,289)		12,632	(185,657)	(25,984)
Ending balance (As previously reported [member]) at Dec. 31, 2017	13,049,130
Ending balance (Adjusted [member]) at Dec. 31, 2017	14,232,276	1,564,499	1,440,258	10,915,203	48,726	(1,205,302)	12,763,384	1,468,892
Ending balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	1,048,922			954,053	17,741		971,794	77,128
Ending balance at Dec. 31, 2017	13,183,354	1,564,499	1,440,258	9,961,150	30,985	(1,205,302)	11,791,590	1,391,764
Comprehensive income
Profit for the year | As previously reported [member]	668,409
Profit for the year | Adjusted [member]	719,412
Profit for the year	719,412			645,571			645,571	73,841
Remeasurements of net defined benefit liability	(73,511)			(61,449)			(61,449)	(12,062)
Shares of remeasurement gain (loss) of associates and joint ventures	(816)			(816)			(816)
Shares of other comprehensive income (losses) of joint ventures and associates	(41)				(136)		(136)	95
Valuation gains (losses) on cashflow hedge	(27,011)				(27,011)		(27,011)
Gain(loss) on disposal of equity instruments at fair value through other comprehensive income				4,441	(4,441)
Gain on valuation of financial instruments at fair value through other comprehensive income	43,811				30,731		30,731	13,080
Exchange differences on translation of foreign operations	2,940				2,289		2,289	651
Total comprehensive income for the year	664,784			587,747	1,432		589,179	75,605
Transactions with equity holders
Dividends paid by the Controlling Company	(245,097)			(245,097)			(245,097)
Dividends paid to non-controlling interest of subsidiaries	(53,535)							(53,535)
Changes in consolidation scope	(1,701)					(1,803)	(1,803)	102
Change in ownership interest in subsidiaries	48,589					11,118	11,118	37,471
Appropriation of loss on disposal of treasury stock				(2,046)		2,046
Disposal of treasury stock	9,547					9,547	9,547
Others	3,627			262		3,311	3,573	54
Subtotal	(238,570)			(246,881)		24,219	(222,662)	(15,908)
Ending balance (As previously reported [member]) at Dec. 31, 2018	13,608,698
Ending balance at Dec. 31, 2018	₩ 14,658,490	₩ 1,564,499	₩ 1,440,258	₩ 11,256,069	₩ 50,158	₩ (1,181,083)	₩ 13,129,901	₩ 1,528,589